7. Share-based payments (Details 13) - Employee stock options Market price-based [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Volatility	300.00%
Risk-free interest rate	1.70%
Expected life (years)	5 years
Dividend yield